Accounts Receivable, Net - Schedule of Accounts Receivable, Net of Provision for Allowance for Expected Credit Losses (Details)	Sep. 30, 2025 SGD ($)	Sep. 30, 2025 USD ($)	Mar. 31, 2025 SGD ($)
Schedule of Accounts Receivable, Net of Provision for Allowance for Expected Credit Losses [Line Items]
Total accounts receivable, net	$ 13,225,426	$ 10,252,268	$ 11,547,018
Within 30 days [Member]
Schedule of Accounts Receivable, Net of Provision for Allowance for Expected Credit Losses [Line Items]
Total accounts receivable, net	4,304,410	3,336,752	6,767,079
Between 31 and 60 days [Member]
Schedule of Accounts Receivable, Net of Provision for Allowance for Expected Credit Losses [Line Items]
Total accounts receivable, net	3,041,016	2,357,377	1,354,777
Between 61 and 90 days [Member]
Schedule of Accounts Receivable, Net of Provision for Allowance for Expected Credit Losses [Line Items]
Total accounts receivable, net	1,922,850	1,490,581	1,260,919
Between 91 and 120 days [Member]
Schedule of Accounts Receivable, Net of Provision for Allowance for Expected Credit Losses [Line Items]
Total accounts receivable, net	1,437,306	1,114,191	649,852
Over 120 days [Member]
Schedule of Accounts Receivable, Net of Provision for Allowance for Expected Credit Losses [Line Items]
Total accounts receivable, net	$ 2,519,844	$ 1,953,367	$ 1,514,391